Property and Equipment, Net - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) a ft²	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property Plant And Equipment [Abstract]
Area of facility under manufacturing and research and development	51,000
Area of facility under manufacturing and research and development expects to expand	88,600
Area of land | a	12
Additional area of facility initiated for construction	207,000
Depreciation | $	$ 1,019	$ 174	$ 1,524	$ 512